Income Taxes (Details 4)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Reconciliation Of Income Taxes
Tax expense(benefit) at Korean statutory tax rate, rate (as a percent)	22.00%	22.00%	22.00%	24.20%
Tax expense(benefit) at Korean statutory tax rate (2011: 24.2%, 2012, 2013: 22%)		(3,217,000,000)	(3,877,000,000)	1,219,000,000
Income tax exemption				(5,000,000)
Foreign tax credit		14,000,000	(387,000,000)	(393,000,000)
Tax credit carryforwards for research and human resource development		(1,104,000,000)	(997,000,000)	(356,000,000)
Tax credit carryforwards for social insurance for employment increase		(78,000,000)
Foreign tax differential		(156,000,000)	(350,000,000)	39,000,000
Expense not deductible for tax purpose		38,000,000	923,000,000	672,000,000
Change in valuation allowances		4,640,000,000	5,181,000,000	(14,112,000,000)
Tax effect from consolidation of subsidiaries		(462,000,000)	(2,424,000,000)
Loss of control in subsidiaries			258,000,000	1,364,000,000
Effect of change in foreign currency exchange rate		79,000,000	266,000,000	(52,000,000)
Expiration of unused foreign tax credit and unused net operating loss carryforwards		5,332,000,000	4,054,000,000	3,635,000,000
Others		22,000,000	(63,000,000)	27,000,000
Total income tax expense (benefit)	4,840,000	5,108,000,000	2,584,000,000	(7,962,000,000)
Tax examination, recognized income tax expense for penalties					133,000,000
Tax examination, withholding taxes due					608,000,000